SunAmerica Senior Floating Rate Fund
SunAmerica Senior Floating Rate Fund
SUNAMERICA SENIOR FLOATING RATE FUND, INC. (the “Fund”) Supplement dated July 28, 2014, to the Fund’s Prospectus dated May 1, 2014

Effective immediately, on page 3 of the Prospectus, the following sentence is hereby added to the end of the second paragraph under the heading “PRINCIPAL INVESTMENT STRATEGY AND TECHNIQUES OF THE FUND”:

“The Fund may invest in foreign securities, including up to 10% of its total assets in non-U.S. dollar denominated Loans and high yield fixed income securities and up to 25% of its total assets in U.S. dollar denominated Loans issued by non-U.S. companies.”

On page 4 of the Prospectus, the following is hereby added as a risk factor under the heading “PRINCIPAL RISKS OF INVESTING IN THE FUND”:

“Foreign Securities Risk. By investing internationally, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.”